Concentration, Credit and Other Risks (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 VIEs and VIE's subsidiary CNY	Dec. 31, 2012 VIEs and VIE's subsidiary CNY	Dec. 31, 2011 VIEs and VIE's subsidiary CNY	Dec. 31, 2013 VIEs and VIE's subsidiary Exclusive technology license and service agreements
Concentration, credit and other risks
Period for expiration of the agreement from the signing date								10 years
Total assets		501,281	386,744
Total liabilities		312,572	270,071
Payable to third parties		189,803	142,600
Payable to Group entities		122,769	127,471
Net revenue	81,372	492,606	410,803	331,241	492,799	411,084	332,010
Net income	10,516	63,656	58,937	37,243	61,608	23,038	21,808
Inter-company service fees paid/payable					9,278	43,446	11,000
Net cash provided by operating activities	27,583	166,967	57,685	86,895	151,318	54,966	86,287
Net cash used in investing activities	(18,459)	(111,747)	78,960	(320,900)	(87,916)	(67,544)	(20,267)
Effect of exchange rate changes on cash and cash equivalents	(1,172)	(7,082)	(2,617)	(4,176)	(180)	(11)	(2)
Net increase/(decrease) in cash and cash equivalents	(4,145)	(25,096)	76,369	161,952	63,222	(12,589)	66,018
Property and equipment, intangible assets and goodwill of VIEs
Property and equipment, net	16,434	99,484	22,431		99,296	22,046
Intangible assets, net	706	4,275	4,569		4,275	4,569
Goodwill	$ 130	789	789		789	789
Original maturity term of available-for-sale securities which were placed with a financial institution	1 month	1 month